Financial Assets Measured at Fair Value Through Other Comprehensive Income - Schedule of Unobservable Inputs used in the Fair Value Measurements (Details) - Level 3 of fair value hierarchy [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue and cost of sales [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	5% declined in the revenue and cost of sales would reduce the fair value approximately MYR297,000 to MYR1,072,000	5% declined in the revenue and cost of sales would reduce the fair value approximately MYR748,000 to MYR1,101,000
Gross Profit (“GP”) Margin [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	GP margin reduced by 5% would have resulted in the fair value to reduce approximately MYR1,502,000	GP margin reduced by 5% would have resulted in the fair value to reduce approximately MYR973,000 to MYR1,542,000
Weighted Average Cost of Capital (“WACC”) [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	100 basis points increase in the WACC would result in a decrease in the fair value approximately MYR250,000	100 basis points increase in the WACC would result in a decrease in the fair value approximately MYR257,000 to MYR1,048,000
Price Earnings (“P/E”) Multiples [Member]
Schedule of Unobservable Inputs used in the Fair Value Measurements [Line Items]
Significant unobservable inputs	10% discount on the P/E multiples would result in a decrease in the fair value approximately MYR929,000	10% discount on the P/E multiples would result in a decrease in the fair value approximately MYR954,000 to MYR2,321,000